GuideMark® World ex-US Fund
Schedule of Investments (Unaudited)
December 31, 2021

Number of Shares		Value
	COMMON STOCKS - 95.82%
	Australia - 4.17%
1,758	Aristocrat Leisure, Ltd.	$55,768
14,125	Australia & New Zealand Banking Group, Ltd.	282,942
8,758	BHP Billiton, Ltd.	264,418
20,160	BlueScope Steel, Ltd.	307,769
1,204	Cochlear, Ltd.	188,968
42,802	Coles Group, Ltd.	558,483
6,780	Commonwealth Bank of Australia	498,405
1,803	CSL, Ltd.	381,334
1,804	Domino’s Pizza Enterprises, Ltd.	154,840
15,382	Endeavour Group, Ltd.	75,485
26,732	Fortescue Metals Group, Ltd.	375,764
1,535	IDP Education, Ltd.	38,670
975	Macquarie Group, Ltd.	145,748
8,717	Magellan Financial Group, Ltd.	134,699
35,968	Medibank Private, Ltd.	87,603
10,628	National Australia Bank, Ltd.	223,156
2,064	Newcrest Mining, Ltd.	36,966
1,168	REA Group, Ltd.	142,427
9,958	Reece, Ltd.	195,836
4,513	Rio Tinto, Ltd.	329,323
6,702	Santos, Ltd.	30,872
3,699	SEEK, Ltd.	88,183
1,891	Sonic Healthcare, Ltd.	64,136
42,422	South32, Ltd.	124,066
9,926	Suncorp Group, Ltd.	79,915
12,878	Telstra Corp., Ltd.	39,139
10,288	Wesfarmers, Ltd.	443,889
11,260	Westpac Banking Corp.	174,682
15,382	Woolworths, Ltd.	425,212
		5,948,698
	Austria - 0.78%
1,125	Erste Group Bank AG	52,741
2,834	OMV AG	160,270
13,423	Raiffeisen Bank International AG	394,240
695	Verbund AG	78,107
11,834	voestalpine AG	429,375
		1,114,733
	Belgium - 0.65%
2,212	Ageas SA	114,554
1,911	Anheuser-Busch InBev SA	115,214
4,214	Colruyt SA	178,810
487	Sofina SA	239,218
2,497	UCB SA	284,972
		932,768
	Canada - 10.14%
7,200	Alimentation Couche-Tard, Inc.	301,672
5,204	AltaGas, Ltd.	112,353
4,031	Bank of Montreal	433,995
6,217	Barrick Gold Corp.	118,201
2,085	Bausch Health Cos., Inc. (a)	57,591
3,959	BlackBerry, Ltd. (a)	36,994
2,798	Brookfield Asset Management, Inc. - Class A	168,970
2,238	Canadian Imperial Bank of Commerce	260,874
294	Canadian National Railway Co.	36,113
4,750	Canadian Natural Resources, Ltd.	200,709
878	Canadian Tire Corp., Ltd.- Class A	125,937
1,307	CCL Industries, Inc. - Class B	70,085
9,727	Cenovus Energy, Inc.	119,266
4,811	CGI, Inc. (a)	425,400
525	Constellation Software, Inc.	974,065
4,819	Dollarama, Inc.	241,188
18,226	Empire Co., Ltd. - Series A	555,303
4,865	Enbridge, Inc.	190,031
855	Fairfax Financial Holdings, Ltd.	420,582
5,922	First Quantum Minerals, Ltd.	141,712
1,300	FirstService Corp.	255,488
3,090	George Weston, Ltd.	358,259
2,869	GFL Environmental, Inc.	108,482
1,241	Gildan Activewear, Inc.	52,615
5,010	Great-West Lifeco, Inc.	150,346
5,011	iA Financial Corp., Inc.	286,728
1,087	IGM Financial, Inc.	39,202
6,474	Imperial Oil, Ltd.	233,483
463	Intact Financial Corp.	60,181
5,490	Ivanhoe Mines, Ltd. - Class A (a)	44,790
17,938	Kinross Gold Corp.	104,087
1,691	Kirkland Lake Gold, Ltd.	70,864
1,037	Lightspeed Commerce, Inc. (a)	41,875
7,543	Loblaw Cos., Ltd.	618,014
10,465	Lundin Mining Corp.	81,738
3,179	Magna International, Inc.	257,220
25,276	Manulife Financial Corp.	481,762
2,573	Metro, Inc.	136,934
2,544	National Bank of Canada	193,955
2,549	Northland Power, Inc.	76,473
2,433	Nutrien, Ltd.	182,877
3,016	Onex Corp.	236,712
12,309	Power Corp. of Canada	406,748
1,739	Ritchie Bros Auctioneers, Inc.	106,420
9,264	Royal Bank of Canada	983,195
1,602	Saputo, Inc.	36,094
438	Shopify, Inc. - Class A (a)	603,075
1,709	Sun Life Financial, Inc.	95,127
4,868	Suncor Energy, Inc.	121,801
4,974	The Bank of Nova Scotia	352,126
10,374	The Toronto-Dominion Bank	795,344
655	Thomson Reuters Corp.	78,329
862	Toromont Industries, Ltd.	77,931
1,933	Tourmaline Oil Corp.	62,409
7,182	West Fraser Timber Co., Ltd.	685,184
6,865	WSP GLOBAL, Inc.	996,577
		14,463,486
	Cayman Islands - 0.54%
97,449	Chow Tai Fook Jewelry Group, Ltd.	175,591
6,419	CK Asset Holdings, Ltd.	40,491
2,329	Futu Holdings, Ltd. - ADR (a)(b)	100,846
708	Sea, Ltd. - ADR (a)	158,387
43,290	SITC International Holdings Co., Ltd.	156,566
56,720	Xinyi Glass Holdings, Ltd.	142,073
		773,954
	Chile - 0.04%
3,373	Antofagasta PLC	61,345
	Denmark - 2.92%
160	A.P. Moeller - Maersk AS - Class A	530,810
165	A.P. Moeller - Maersk AS - Class B	588,937
230	Carlsberg AS - Series B	39,709
2,122	Coloplast AS - Series B	373,632
10,430	Danske Bank AS	180,064
1,292	DSV AS	301,072
692	GN Store Nord AS	43,420
13,378	Novo Nordisk AS - Series B	1,502,695
588	Novozymes AS - B Shares	48,281
3,300	Pandora AS	410,490
144	Rockwool International AS	62,882
1,486	William Demant Holdings AS (a)	76,092
		4,158,084
	Finland - 0.75%
499	Elisa OYJ	30,726
3,864	Fortum OYJ	118,510
4,689	Kesko OYJ	156,288
25,578	Nokia OYJ (a)	162,003
13,198	Nordea Bank Abp	160,997
10,599	Orion OYJ - Class B	440,269
		1,068,793
	France - 10.27%
903	Air Liquide SA	157,487
3,572	AXA SA	106,314
3,075	BioMerieux	437,319
7,222	BNP Paribas SA	499,336
85,829	Bollore SA	480,090
1,172	Bureau Veritas SA	38,909
902	Capgemini SE	221,063
17,245	Carrefour SA	316,161
8,316	Cie de Saint-Gobain	585,002
328	Cie Generale des Etablissements Michelin SCA	53,721
17,104	CNP Assurances	423,070
15,602	Credit Agricole SA	222,442
2,857	Danone SA	177,589
3,105	Dassault Systemes SE	184,267
4,128	Eiffage SA	425,612
10,513	Engie SA	155,649
874	EssilorLuxottica SA	186,054
1,119	Eurazeo SE	97,627
1,216	Faurecia SA	57,852
513	Hermes International	896,402
4,852	Ipsen SA	444,005
471	Kering SA	377,908
10,225	La Francaise des Jeux SAEM	453,148
901	Legrand SA	105,526
2,346	L’Oreal SA	1,118,601
2,073	LVMH Moet Hennessy Louis Vuitton SE	1,713,195
10,496	Orange SA	112,120
262	Pernod Ricard SA	63,031
6,193	Publicis Groupe SA	417,247
495	Remy Cointreau SA	120,319
6,911	Renault SA (a)	239,745
7,127	Sanofi-Aventis SA	715,151
1,027	Sartorius Stedim Biotech	564,034
2,818	Schneider Electric SE	554,006
1,955	SEB SA	304,649
11,249	Societe Generale SA	386,613
9,280	Suez Environnement Co. SA	209,298
359	Teleperformance	160,500
7,590	Total SA	386,332
1,407	Ubisoft Entertainment SA (a)	68,634
1,043	Valeo SA	31,453
1,972	Veolia Environnement SA	72,420
2,920	Vinci SA	308,395
		14,648,296
	Germany - 7.48%
1,696	adidas AG	488,355
1,937	Allianz SE	456,858
3,565	Bayer AG	190,386
2,705	Bayerische Motoren Werke AG	270,614
2,051	Beiersdorf AG	210,238
2,052	Brenntag AG	185,303
1,040	Carl Zeiss Meditec AG	218,167
1,734	Covestro AG	106,724
7,289	Daimler AG	556,909
3,644	Daimler Truck Holding AG (a)	133,961
18,539	Deutsche Bank AG (a)	230,903
764	Deutsche Boerse AG	127,568
12,788	Deutsche Post AG	822,533
11,027	Deutsche Telekom AG	203,751
3,025	E.ON SE	42,040
3,901	Fresenius Medical Care AG & Co. KGaA	252,894
8,057	Fresenius SE & Co. KGaA	323,838
2,042	GEA Group AG	111,533
5,655	HeidelbergCement AG	382,713
7,203	HelloFresh SE (a)	552,024
2,231	Infineon Technologies AG	102,712
920	KION Group AG	100,488
2,052	Knorr-Bremse AG	202,665
1,822	Merck KGaA	468,722
3,765	Nemetschek SE	481,408
4,227	Puma SE	516,219
253	Rational AG	258,759
5,278	RWE AG	213,846
4,888	SAP SE	687,934
2,057	Siemens AG	356,278
5,185	Siemens Energy AG	132,291
2,633	Siemens Healthineers AG	196,314
21,207	Telefonica Deutschland Holding AG	58,824
3,342	Uniper SE	158,678
1,379	Volkswagen AG	403,128
5,731	Zalando SE (a)	461,669
		10,667,247
	Hong Kong - 2.32%
72,146	AIA Group, Ltd.	728,159
29,999	BOC Hong Kong Holdings, Ltd.	98,382
67,303	CK Hutchison Holdings, Ltd.	433,325
1,758	Hang Seng Bank, Ltd.	32,192
12,409	Hong Kong Exchange & Clearing, Ltd.	725,728
12,110	Hongkong Land Holdings, Ltd.	62,967
2,811	Jardine Matheson Holdings, Ltd.	154,570
65,450	Swire Pacific, Ltd. - Class A	372,279
22,687	Techtronic Industries Co., Ltd.	452,263
407,047	WH Group, Ltd.	255,525
		3,315,390
	Ireland - 0.47%
1,417	CRH PLC	75,016
733	DCC PLC	60,006
5,189	James Hardie Industries PLC	208,868
643	Kingspan Group PLC	78,756
842	Kingspan Group PLC	100,438
2,535	Smurfit Kappa Group PLC	139,720
		662,804
	Isle Of Man - 0.21%
13,132	Entain PLC (a)	300,153
	Israel - 0.54%
13,040	Bank Leumi Le-Israel BM	139,868
2,169	Inmode, Ltd. - ADR (a)	153,088
19,595	Israel Chemicals, Ltd.	188,741
1,532	Mizrahi Tefahot Bank, Ltd.	58,998
21,280	Teva Pharmaceutical Industries, Ltd. - ADR (a)	170,453
371	Wix.com, Ltd. - ADR (a)	58,540
		769,688
	Italy - 1.74%
10,898	Assicurazioni Generali SpA	230,326
2,326	Atlantia SpA (a)	46,152
1,457	DiaSorin SpA	277,188
13,032	Enel SpA	104,205
12,242	Eni SpA	170,137
2,207	Exor NV	197,565
14,455	FinecoBank Banca Fineco SpA	253,143
30,210	Intesa Sanpaolo SpA	78,030
5,656	Moncler SpA	408,749
24,195	Poste Italiane SpA	316,961
4,911	Prysmian SpA	184,733
3,313	Recordati SpA	212,741
		2,479,930
	Japan - 19.75%
3,774	Advantest Corp.	357,395
8,653	Aisin Seiki Co., Ltd.	331,995
4,125	Ajinomoto Co., Inc.	125,574
2,410	Asahi Glass Co., Ltd.	115,133
1,856	Asahi Group Holdings, Ltd.	72,252
2,242	Asahi Intecc Co., Ltd.	48,166
22,224	Astellas Pharma, Inc.	361,707
2,412	AZBIL Corp.	110,008
2,464	Bandai Namco Holdings, Inc.	192,656
1,279	Bridgestone Corp.	54,911
10,923	Brother Industries, Ltd.	210,536
1,444	Canon, Inc.	35,224
7,504	Capcom Co., Ltd.	176,729
7,225	Chugai Pharmaceutical Co., Ltd.	235,506
630	Cosmos Pharmaceutical Corp.	92,618
19,568	CyberAgent, Inc.	326,195
7,816	Dai-ichi Life Holdings, Inc.	157,649
6,775	Daiichi Sankyo Co., Ltd.	172,433
612	Daikin Industries, Ltd.	138,630
2,019	Denso Corp.	167,316
268	Disco Corp.	81,915
3,051	Eisai Co., Ltd.	173,199
261	Fast Retailing Co., Ltd.	148,364
938	Fuji Electric Co., Ltd.	51,241
2,170	FUJIFILM Holdings Corp.	160,871
1,626	Fujitsu, Ltd.	279,390
4,154	Hakuhodo DY Holdings, Inc.	69,122
26,662	Hino Motors, Ltd.	219,854
323	Hirose Electric Co., Ltd.	54,283
4,606	Hitachi Metals, Ltd. (a)	85,345
5,927	Hitachi, Ltd.	321,085
14,393	Honda Motor Co., Ltd.	409,492
4,040	Hoya Corp.	599,503
4,115	Idemitsu Kosan Co., Ltd.	105,014
16,382	Iida Group Holdings Co., Ltd.	381,004
35,064	Inpex Corp.	304,903
17,230	Isuzu Motors, Ltd.	214,453
5,155	Ito En, Ltd.	270,856
15,336	ITOCHU Corp.	469,188
32,630	Japan Post Holdings Co., Ltd.	254,197
17,295	Japan Post Insurance Co., Ltd.	277,825
3,672	JSR Corp.	139,549
10,952	JXTG Holdings, Inc.	40,915
9,712	Kakaku.com, Inc.	259,634
2,364	Kao Corp.	123,813
9,195	KDDI Corp.	268,896
453	Keyence Corp.	284,827
2,949	Kikkoman Corp.	248,338
997	Kobayashi Pharmaceutical Co., Ltd.	78,422
2,291	Kose Corp.	259,896
3,106	Kurita Water Industries, Ltd.	147,251
1,135	Lasertec Corp.	347,652
1,447	Lawson, Inc.	68,659
4,011	Lion Corp.	53,619
8,259	LIXIL Group Corp.	220,325
2,717	M3, Inc.	136,995
42,942	Marubeni Corp.	418,384
40,924	Mazda Motor Corp.	314,006
4,356	Medipal Holdings Corp.	81,653
2,262	MEIJI Holdings Co., Ltd.	135,027
7,536	MISUMI Group, Inc.	309,594
57,415	Mitsubishi Chemical Holdings Corp.	425,868
14,173	Mitsubishi Corp.	450,037
9,065	Mitsubishi Electric Corp.	115,062
45,871	Mitsubishi UFJ Financial Group, Inc.	249,643
5,826	Mitsubishi UFJ Lease & Finance Co., Ltd.	28,824
15,480	Mitsui & Co., Ltd.	366,843
9,801	Mizuho Financial Group, Inc.	124,485
21,150	MonotaRO Co., Ltd.	380,404
1,662	Murata Manufacturing Co., Ltd.	132,565
7,441	NEC Corp.	344,070
1,687	NGK Insulators, Ltd.	28,553
4,570	Nihon M&A Center, Inc.	112,098
440	Nintendo Co., Ltd.	205,857
18,142	Nippon Steel & Sumitomo Metal Corp.	296,369
22,212	Nippon Telegraph & Telephone Corp.	607,460
4,954	Nippon Yusen Kabushiki Kaisha	377,757
1,636	Nitori Holdings Co., Ltd.	244,699
479	Nitto Denko Corp.	37,004
3,714	Nomura Research Institute, Ltd.	158,776
4,152	NTT Data Corp.	89,065
15,299	Oji Holdings Corp.	74,125
13,586	Olympus Corp.	312,848
2,200	OMRON Corp.	219,224
2,684	Ono Pharmaceutical Co., Ltd.	66,712
1,351	Open House Co., Ltd.	70,599
1,351	Oracle Corp.	102,640
9,188	ORIX Corp.	187,510
2,142	Osaka Securities Exchange Co., Ltd.	46,930
2,529	Otsuka Holdings Co., Ltd.	92,007
24,355	Panasonic Corp.	267,729
14,250	Persol Holdings Co., Ltd.	414,294
15,072	Pola Orbis Holdings, Inc.	251,187
8,678	Rakuten, Inc.	87,069
11,724	Recruit Holdings Co., Ltd.	713,472
8,570	Renesas Electronics Corp. (a)	106,445
42,166	Resona Holdings, Inc.	163,865
36,781	Ricoh Co., Ltd.	342,840
10,894	Ryohin Keikaku Co., Ltd.	166,112
9,073	Seiko Epson Corp.	163,409
3,895	Sekisui House, Ltd.	83,804
3,693	Seven & I Holdings Co., Ltd. - Series A	162,448
11,048	Sharp Corp.	126,881
456	Shimano, Inc.	121,442
487	Shin-Etsu Chemical Co., Ltd.	84,531
5,821	Shiseido Co., Ltd.	324,733
11,069	SoftBank Corp.	139,808
1,739	SoftBank Group Corp.	83,368
5,067	Sony Corp.	639,852
1,337	Square Enix Holdings Co., Ltd.	68,588
7,166	Subaru Corp.	128,041
88,714	Sumitomo Chemical Co., Ltd.	418,358
26,922	Sumitomo Corp.	398,429
13,201	Sumitomo Dainippon Pharma Co., Ltd.	152,305
8,670	Sumitomo Mitsui Financial Group, Inc.	296,057
4,758	Sumitomo Mitsui Trust Holdings, Inc.	159,100
2,517	Sysmex Corp.	339,749
8,800	T&D Holdings, Inc.	112,427
8,674	Taisei Corp.	263,777
795	Taisho Pharmaceutical Holdings Co., Ltd.	36,697
7,503	Takeda Pharmaceutical Co., Ltd.	204,894
1,636	TIS, Inc.	48,648
1,099	Tokyo Electron, Ltd.	632,555
10,692	Toppan Printing Co., Ltd.	200,643
34,118	Toray Industries, Inc.	202,137
25,395	Toyota Motor Corp.	469,365
667	Toyota Tsusho Corp.	30,747
1,343	Trend Micro, Inc.	74,558
1,819	Tsuruha Holdings, Inc.	174,658
1,506	Unicharm Corp.	65,522
11,512	Welcia Holdings Co., Ltd.	359,554
1,744	Yamaha Motor Co., Ltd.	41,889
3,184	Yamato Holdings Co., Ltd.	74,797
15,136	ZOZO, Inc.	471,943
		28,167,953
	Jersey - 1.14%
5,506	Ferguson PLC	978,010
83,627	Glencore PLC	426,102
14,671	WPP PLC	223,406
		1,627,518
	Luxembourg - 0.29%
1,961	Eurofins Scientific SE	242,951
10,946	InPost SA (a)	131,447
3,614	Tenaris SA	37,720
		412,118
	Netherlands - 5.59%
89	Adyen NV (a)	233,625
47,420	Aegon NV	235,751
542	Airbus SE (a)	69,346
566	Akzo Nobel NV	62,184
26,793	ArcelorMittal	859,483
644	ASM International NV	284,273
2,308	ASML Holding NV	1,848,753
14,311	CNH Industrial NV	276,691
876	Ferrari NV	225,487
1,105	Heineken Holding NV	101,886
612	IMCD NV	135,254
18,764	ING Groep NV	260,876
3,031	JDE Peet’s NV	93,815
22,273	Koninklijke Ahold Delhaize NV	764,327
941	Koninklijke DSM NV	211,919
5,910	Koninklijke Philips NV	218,738
8,411	NN Group NV	454,869
2,437	Qiagen NV (a)	135,133
5,342	Randstad Holding NV	364,416
19,583	Stellantis NV	369,699
6,727	STMicroelectronics NV	330,799
3,706	Wolters Kluwer NV	436,199
		7,973,523
	New Zealand - 0.21%
7,064	Fisher & Paykel Healthcare Corp., Ltd.	158,259
1,372	Xero, Ltd. (a)	140,436
		298,695
	Norway - 0.38%
1,916	Equinor ASA	50,735
10,723	Gjensidige Forsikring ASA	260,150
28,649	Norsk Hydro ASA	225,427
		536,312
	Portugal - 0.27%
16,910	Jeronimo Martins SGPS SA	386,659
	Singapore - 1.00%
12,484	DBS Group Holdings, Ltd.	302,350
31,918	Oversea-Chinese Banking Corp., Ltd.	270,146
78,960	Singapore Exchange, Ltd.	545,058
15,474	United Overseas Bank, Ltd.	309,042
		1,426,596
	Spain - 1.78%
12,575	ACS, Actividades de Construccion y Servicios SA	335,262
41,207	Banco Bilbao Vizcaya Argentaria SA	244,398
69,480	Banco Santander SA	230,748
82,471	CaixaBank SA	225,281
768	Cellnex Telecom SA	44,488
2,274	Grifols SA	43,758
16,176	Iberdrola SA	191,523
14,424	Industria de Diseno Textil SA	465,174
33,712	Repsol SA	399,255
81,919	Telefonica SA	355,218
		2,535,105
	Sweden - 3.08%
2,436	Alfa Laval AB	97,853
1,290	Assa Abloy AB - Series B	39,321
2,582	Atlas Copco AB - Class A	178,418
757	Atlas Copco AB - Class B	44,466
3,950	Electrolux AB	95,668
2,448	EPIROC AB	51,768
6,817	EPIROC AB	172,373
6,090	EQT AB	330,139
1,880	Evolution AB	265,721
529	Fastighets AB Balder - Class B (a)	38,069
2,986	Getinge AB	130,136
11,220	Hennes & Mauritz AB - Series B	220,160
9,775	HEXAGON AB	154,841
11,001	Husqvarna AB - Class B	175,894
2,145	Industrivarden AB	68,156
4,512	Investment AB Latour - B Shares	183,316
16,692	Investor AB	418,858
8,508	Kinnevik AB - Class B (a)	302,490
3,029	LIFCO AB	90,472
813	Lundin Petroleum AB	29,092
18,998	Nibe Industrier AB	287,059
2,938	Sagax AB	98,827
8,320	Skandinaviska Enskilda Banken AB - Class A	115,511
9,602	Skanska AB - B Shares	248,127
51,076	Swedish Match	405,476
13,828	Telefonaktiebolaget LM Ericsson - Series B	152,150
		4,394,361
	Switzerland - 8.55%
6,226	ABB, Ltd.	237,290
162	Bachem Holding AG	126,854
13	Barry Callebaut AG	31,559
1	Chocoladefabriken Lindt & Spruengli AG	134,109
1,896	Cie Financiere Richemont SA	283,328
1,669	Coca-Cola HBC AG	57,789
148	EMS-Chemie Holding AG	165,402
230	Geberit AG	187,481
39	Givaudan SA	204,618
2,024	Kuehne & Nagel International AG	651,844
4,060	LafargeHolcim, Ltd.	206,488
4,274	Logitech International SA	358,536
256	Lonza Group AG	213,143
18,639	Nestle SA	2,602,327
13,620	Novartis AG	1,196,817
438	Partners Group Holding AG	723,054
375	Roche Holding AG	167,843
5,666	Roche Holdings AG	2,350,604
121	SGS SA	403,377
825	Sika AG	342,884
317	Sonova Holding AG	123,883
221	Straumann Holding AG	467,325
96	Swiss Life Holding AG	58,654
559	The Swatch Group AG - Group I	170,236
2,516	The Swatch Group AG - Group N	147,102
16,125	UBS Group AG	289,432
303	VAT Group AG	150,144
248	Vifor Pharma AG	44,057
239	Zurich Insurance Group AG	104,701
		12,200,881
	United Kingdom - 10.76%
4,200	3i Group PLC	82,333
15,937	Admiral Group PLC	682,173
5,842	Anglo American PLC	240,294
4,729	Ashtead Group PLC	381,225
3,495	Associated British Foods PLC	95,672
8,918	AstraZeneca PLC	1,041,347
51,012	Auto Trader Group PLC	510,878
76,040	Aviva PLC	423,859
89,497	Barclays PLC	227,972
17,022	Barratt Developments PLC	172,849
8,596	BHP Group PLC	255,771
61,270	BP PLC	274,527
12,412	British American Tobacco PLC	460,878
18,909	BT Group PLC	43,500
3,603	Bunzl PLC	140,752
13,587	Burberry Group PLC	335,357
2,237	Coca-Cola European Partners PLC - ADR	125,115
1,709	Croda International PLC	234,084
5,169	Diageo PLC	282,620
48,950	Evraz PLC	400,205
4,159	Experian PLC	204,855
30,984	GlaxoSmithKline PLC	674,605
20,564	Hargreaves Lansdown PLC	377,886
4,469	Hikma Pharmaceuticals PLC	134,208
16,677	HSBC Holdings PLC	100,717
7,178	Imperial Brands PLC	157,304
156,242	J. Sainsbury PLC	584,026
204,930	JD Sports Fashion PLC	604,236
2,883	Johnson Matthey PLC	80,112
92,197	Kingfisher PLC	424,081
56,220	Legal & General Group PLC	227,032
603,859	Lloyds Banking Group PLC	392,141
101,284	Melrose Industries PLC	220,270
2,722	Next PLC	301,061
2,088	Ocado Group PLC (a)	47,505
15,468	Pearson PLC	128,318
2,381	Reckitt Benckiser Group PLC	204,965
10,464	RELX PLC	341,617
7,030	Rio Tinto PLC	463,601
41,666	Royal Bank of Scotland Group PLC	127,594
21,390	Royal Dutch Shell PLC - Class A	468,748
18,058	Royal Dutch Shell PLC - Class B	396,491
884	Schroders PLC	42,668
7,933	Smith & Nephew PLC	138,449
669	Spirax-Sarco Engineering PLC	145,594
14,071	St. James’s Place PLC	321,553
31,220	Standard Chartered PLC	189,842
33,123	Standard Life Aberdeen PLC	107,915
19,816	Taylor Wimpey PLC	47,244
39,771	The Sage Group PLC	460,187
6,652	Unilever PLC	356,855
2,301	United Utilities Group PLC	33,952
285,541	Vodafone Group PLC	430,091
		15,347,134
	Total Common Stocks (Cost $91,975,966)	136,672,224

	INVESTMENT COMPANIES - 1.23%
	Canada - 0.11%
3,955	iShares MSCI Canada ETF (b)	151,991
	Japan - 1.12%
20,390	iShares MSCI EAFE ETF	1,604,285
	Total Investment Companies (Cost $1,626,010)	1,756,276

	PARTICIPATORY NOTES - 0.11%
	Switzerland - 0.11%
9	Chocoladefabriken Lindt & Spruengli AG (d)	124,636
129	Schindler Holding AG (d)	34,627
	Total Participatory Notes (Cost $136,173)	159,263

	PREFERRED STOCKS - 0.80%
	Germany - 0.80%
2,715	Bayerische Motoren Werke AG	225,146
3,918	Fuchs Petrolub SE	177,050
698	Porsche Automobil Holding SE	65,900
442	Sartorius AG	298,942
1,888	Volkswagen AG	379,267
	Total Preferred Stocks (Cost $923,427)	1,146,305

	REAL ESTATE INVESTMENT TRUSTS - 0.48%
	Australia - 0.04%
2,986	Goodman Group	57,561
	Canada - 0.07%
996	Canadian Apartment Properties	47,211
2,824	RioCan Real Estate Investment Trust	51,214
		98,425
	Japan - 0.25%
27	Daiwa House REIT Investment Corp.	81,793
56	GLP J-REIT	96,797
12	Japan Real Estate Investment Corp.	68,120
82	Japan Retail Fund Investment Corp.	70,643
27	Nomura Real Estate Master Fund, Inc.	37,998
		355,351
	United Kingdom - 0.12%
8,851	Segro PLC	172,256
	Total Real Estate Investment Trusts (Cost $565,516)	683,593

	SHORT TERM INVESTMENTS - 0.00% (e)
	Money Market Funds - 0.00% (e)
472	DWS Government Money Market Series - Institutional Shares
	Effective Rate, 0.04% (c)	472
	Total Short Term Investments (Cost $472)	472
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 0.26%
376,170	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Rate, 0.12% (c)	376,170
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $376,170)	376,170

	Total Investments (Cost $95,603,734) - 98.70%	140,794,303
	Other Assets in Excess of Liabilities - 1.30%	1,833,980
	TOTAL NET ASSETS - 100.00%	$142,628,283

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of December 31, 2021.
(d)	Represents the value of the underlying security. See note 3u. Of the Notes to Financial Statements.
(e)	Less than 0.01%.

Glossary of Terms
ADR -	American Depositary Receipt

GuideMark® World ex-US Fund
Schedule of Investments by Industry (Unaudited)
December 31, 2021

COMMON STOCKS
Aerospace & Defense	0.05%
Air Freight & Logistics	1.06%
Auto Components	0.67%
Automobiles	2.55%
Banks	7.52%
Beverages	0.88%
Biotechnology	0.30%
Building Products	1.37%
Capital Markets	3.11%
Chemicals	2.31%
Commercial Services & Supplies	0.43%
Communications Equipment	0.22%
Construction & Engineering	1.81%
Construction Materials	0.61%
Containers & Packaging	0.15%
Diversified Consumer Services	0.03%
Diversified Financial Services	1.32%
Diversified Telecommunication Services	1.24%
Electric Utilities	0.47%
Electrical Equipment	0.87%
Electronic Equipment, Instruments & Components	0.90%
Energy Equipment & Services	0.03%
Entertainment	0.28%
Food & Staples Retailing	4.78%
Food Products	3.01%
Gas Utilities	0.08%
Health Care Equipment & Supplies	3.16%
Health Care Providers & Services	0.51%
Health Care Technology	0.10%
Hotels, Restaurants & Leisure	0.86%
Household Durables	1.98%
Household Products	0.31%
Independent Power and Renewable Electricity Producers	0.16%
Industrial Conglomerates	1.05%
Insurance	5.38%
Interactive Media & Services	0.64%
Internet & Direct Marketing Retail	0.75%
IT Services	1.48%
Leisure Equipment & Products	0.09%
Leisure Products	0.14%
Life Sciences Tools & Services	0.90%
Machinery	1.84%
Marine	1.62%
Media	0.82%
Metals & Mining	4.03%
Multiline Retail	0.90%
Multi-Utilities	0.46%
Oil, Gas & Consumable Fuels	2.63%
Paper & Forest Products	0.53%
Personal Products	1.57%
Pharmaceuticals	8.12%
Professional Services	2.21%
Real Estate Management & Development	0.61%
Road & Rail	0.24%
Semiconductors & Semiconductor Equipment	2.87%
Software	2.40%
Specialty Retail	1.60%
Technology Hardware, Storage & Peripherals	1.16%
Textiles, Apparel & Luxury Goods	4.19%
Tobacco	0.72%
Trading Companies & Distributors	3.23%
Transportation Infrastructure	0.03%
Water Utilities	0.02%
Wireless Telecommunication Services	0.46%
TOTAL COMMON STOCKS	95.82%

INVESTMENT COMPANIES
Exchange Traded Funds	1.23%
TOTAL INVESTMENT COMPANIES	1.23%

PARTICIPATORY NOTES
Food Products	0.09%
Machinery	0.02%
TOTAL PARTICIPATORY NOTES	0.11%

PREFERRED STOCKS
Automobiles	0.47%
Chemicals	0.12%
Health Care Equipment & Supplies	0.21%
TOTAL PREFERRED STOCKS	0.80%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.48%
TOTAL REAL ESTATE INVESTMENT TRUSTS	0.48%

SHORT TERM INVESTMENTS
Money Market Funds	0.00%
TOTAL SHORT TERM INVESTMENTS	0.00%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Private Investment Fund	0.26%
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	0.26%

TOTAL INVESTMENTS	98.70%
Other Assets in Excess of Liabilities	1.30%
TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.